Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Oct. 07, 2024	Mar. 31, 2024	Feb. 28, 2024	Apr. 14, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.0001
Ordinary shares, shares authorized	1,000,000,000		1,000,000,000	1,000,000,000	500,000,000
Ordinary shares, shares issued	26,400,000		22,500,000	22,500,000
Ordinary shares, shares outstanding	26,400,000		22,500,000